Commitments and Contingencies - Letters of Credit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) LetterOfCredit	Dec. 31, 2017 USD ($) LetterOfCredit
Letters of Credit
Number of standby letters of credit | LetterOfCredit	4	2
Amount outstanding	$ 0.5
Letter of credit renewal term	1 year	0 years
Letters of credit were collateralized	$ 3.0	$ 1.7
First letter of credit
Letters of Credit
Amount outstanding	1.3	1.1
Second letter of credit
Letters of Credit
Amount outstanding	0.4	$ 0.3
Third letter of credit
Letters of Credit
Amount outstanding	0.5
Fourth letter of credit
Letters of Credit
Amount outstanding	$ 0.4